Biological assets, net (Tables)	12 Months Ended
Sep. 30, 2024
Biological assets, net
Schedule of biological assets
	As of	As of
	September 30,	September 30,
	2024	2023
Biological assets	$9,974,920	$9,594,298
Accumulated amortization	(641,704)	(406,658)
Total	$9,333,216	$9,187,640

Schedule of future amortization expense of biological assets
Amortization
For the year ending September 30,	expense
2025	$218,913
2026	218,913
2027	218,913
2028	218,913
2029	218,913
Thereafter	8,238,651
Total	$9,333,216